Employee Benefits	12 Months Ended
Jun. 30, 2023
Employee Benefits Abstract
Employee leave liabilities	Note 23. Employee benefits
	Consolidated
	30 June 2023	30 June 2022
Current	$	$

Annual leave	628,713	383,236

	Consolidated
	30 June 2023	30 June 2022
Non-current	$	$

Long service leave	200,277	62,861